UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, August 6, 2010

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 158,855 (thousands)

List of Other Included Managers: None

                             TITLE OF                   VALUE                 SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP        (X1000)   SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO           COM         025816109      2,366      59,600     SH          Sole                  59,600
APACHE CORP                   COM         037411105      4,879      57,950     SH          Sole                  57,950
BAKER HUGHES INC              COM         057224107      2,419      58,200     SH          Sole                  58,200
BANK OF AMERICA CORPORATION   COM         060505104      3,963     275,800     SH          Sole                 275,800
BARRICK GOLD CORP             COM         067901108      2,749      60,542     SH          Sole                  60,542
CA INC                        COM         12673P105      1,516      82,400     SH          Sole                  82,400
CANADIAN NAT RES LTD          COM         136385101      2,886      86,800     SH          Sole                  86,800
CHEVRON CORP NEW              COM         166764100      4,025      59,311     SH          Sole                  59,311
CISCO SYS INC                 COM         17275R102      4,015     188,430     SH          Sole                 188,430
CITIGROUP INC                 COM         172967101      4,169   1,108,830     SH          Sole               1,108,830
COCA COLA CO                  COM         191216100      2,306      46,000     SH          Sole                  46,000
CONOCOPHILLIPS                COM         20825C104      4,055      82,596     SH          Sole                  82,596
COOPER INDUSTRIES PLC         SHS         G24140108      2,332      53,000     SH          Sole                  53,000
DELL INC                      COM         24702R101      1,151      95,400     SH          Sole                  95,400
DISNEY WALT CO                COM DISNEY  254687106      2,506      79,566     SH          Sole                  79,566
EXPRESS SCRIPTS INC           COM         302182100      3,856      82,000     SH          Sole                  82,000
FIFTH THIRD BANCORP           COM         316773100      1,585     129,000     SH          Sole                 129,000
FREEPORT-MCMORAN COPPER & GO  COM         35671D857      4,415      74,662     SH          Sole                  74,662
GENERAL ELECTRIC CO           COM         369604103      3,193     221,413     SH          Sole                 221,413
GOLDMAN SACHS GROUP INC       COM         38141G104      1,851      14,100     SH          Sole                  14,100
GOOGLE INC                    CL A        38259P508      2,803       6,300     SH          Sole                   6,300
HEWLETT PACKARD CO            COM         428236103      4,540     104,900     SH          Sole                 104,900
HOME DEPOT INC                COM         437076102      2,619      93,285     SH          Sole                  93,285
HONEYWELL INTL INC            COM         438516106      2,330      59,700     SH          Sole                  59,700
INGERSOLL-RAND PLC            SHS         G47791101      2,242      65,000     SH          Sole                  65,000
JACOBS ENGR GROUP INC DEL     COM         469814107      2,558      70,200     SH          Sole                  70,200
JOHNSON & JOHNSON             COM         478160104      3,425      57,995     SH          Sole                  57,995
JPMORGAN CHASE & CO           COM         46625H100      3,723     101,700     SH          Sole                 101,700
KRAFT FOODS INC               CL A        50075N104      2,663      95,100     SH          Sole                  95,100
LOCKHEED MARTIN CORP          COM         539830109      2,858      38,359     SH          Sole                  38,359
MEDCO HEALTH SOLUTIONS INC    COM         58405U102      6,265     113,743     SH          Sole                 113,743
MERCK & CO INC NEW            COM         58933Y105      3,958     113,169     SH          Sole                 113,169
METLIFE INC                   COM         59156R108      2,148      56,889     SH          Sole                  56,889
MICROSOFT CORP                COM         594918104      4,262     185,218     SH          Sole                 185,218
PEABODY ENERGY CORP           COM         704549104      2,914      74,477     SH          Sole                  74,477
PEPSICO INC                   COM         713448108      3,264      53,553     SH          Sole                  53,553
PHILIP MORRIS INTL INC        COM         718172109      3,590      78,308     SH          Sole                  78,308
PNC FINL SVCS GROUP INC       COM         693475105      3,198      56,600     SH          Sole                  56,600
PULTE GROUP INC               COM         745867101        996     120,300     SH          Sole                 120,300
RESEARCH IN MOTION LTD        COM         760975102      1,879      38,152     SH          Sole                  38,152
SUNCOR ENERGY INC NEW         COM         867224107      3,516     119,239     SH          Sole                 119,239
TARGET CORP                   COM         87612E106      3,001      61,036     SH          Sole                  61,036
TEXAS INSTRS INC              COM         882508104      2,763     118,700     SH          Sole                 118,700
TEXTRON INC                   COM         883203101      3,331     196,300     SH          Sole                 196,300
TIME WARNER INC               COM NEW     887317303      2,130      73,692     SH          Sole                  73,692
TOLL BROTHERS INC             COM         889478103      1,006      61,500     SH          Sole                  61,500
TORONTO DOMINION BK ONT       COM NEW     891160509      3,960      61,000     SH          Sole                  61,000
UNITEDHEALTH GROUP INC        COM         91324P102      4,348     153,100     SH          Sole                 153,100
WEATHERFORD INTERNATIONAL LT  REG         H27013103      1,890     143,800     SH          Sole                 143,800
WELLPOINT INC                 COM         94973V107      2,437      49,800     SH          Sole                  49,800
XEROX CORP                    COM         984121103      2,486     309,200     SH          Sole                 309,200
XILINX INC                    COM         983919101      2,733     108,200     SH          Sole                 108,200
YUM BRANDS INC                COM         988498101      2,784      71,300     SH          Sole                  71,300

                                          TOTAL        158,855